Sales and marketing expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales and Marketing Expenses [Abstract]
Consulting	$ 531,810	$ 143,275	$ 35,847
Marketing	461,731	182,723	93,345
Salaries	393,360	305,383	80,263
Total sales and marketing expenses	$ 1,386,901	$ 631,381	$ 209,455